Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The Company’s operations are conducted by its subsidiaries in Latin America and the Caribbean. The subsidiaries are incorporated under the laws of their respective countries and as such the Company is taxed in such countries.

Statutory tax rates in the countries in which the Company operates for fiscal years 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Puerto Rico	18.5%	18.5%	18.5%
Curaçao and Aruba	22.0%	22.0%	22.0%
USVI	21.0%	21.0%	21.0%
Ecuador, Panama, Uruguay, Martinique, French Guiana and Guadeloupe	25.0%	25.0%	25.0%
Chile	27.0%	27.0%	27.0%
Peru	29.5%	29.5%	29.5%
Costa Rica, Mexico and Trinidad and Tobago	30.0%	30.0%	30.0%
Colombia and Argentina	35.0%	35.0%	35.0%
Brazil and Venezuela	34.0%	34.0%	34.0%
Netherlands	25.8%	25.8%	25.8%
Saint Martin (French part)	20.0%	20.0%	20.0%
Sint Maarten (Dutch part)	34.5%	34.5%	34.5%

Foreign income tax expense, net for fiscal years 2025, 2024 and 2023 consisted of the following:

	2025	2024	2023
Current income tax expense	$133,581	$121,292	$100,012
Deferred income tax income	(4,853)	(11,389)	(4,310)
Income tax expense, net	$128,728	$109,903	$95,702

Income tax expense, net for fiscal years 2025, 2024 and 2023, differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax income (loss) as a result of the following:

	2025
	Amount	Percent
Foreign tax effects:
Foreign income before income taxes	341,312	100.0%
Weighted-average statutory income tax rate (i)	38.4%	38.4%
Income tax expense at weighted-average statutory tax rate on foreign income before income taxes	131,033	38.4%

Brazil	(43,268)	(12.7)%
Tax benefits	(47,662)	(14.0)%
Others	4,394	1.3%
Mexico	12,602	3.7%
Change in valuation allowance (ii)	15,318	4.5%
Others	(2,716)	(0.8)%
Argentina	6,574	1.9%
Remeasurement impacts	(6,552)	(1.9)%
Inflation adjustment for tax purposes	7,257	2.1%
Others	5,869	1.7%
Netherlands	9,388	2.8%
Taxable income	12,281	3.6%
Others	(2,893)	(0.8)%
Other foreign jurisdictions	12,399	3.6%
Income tax expense, net	$128,728	37.7%

(i)Income tax rate on the country of domicile is zero. Weighted-average statutory income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.
(ii)Comprises net changes in valuation allowances for the year, mainly related to net operating losses (“NOLs”).

	2024	2023
Foreign income before income taxes	$259,282	$278,117
Weighted-average statutory income tax rate	38.7%	36.1%
Income tax expense at weighted-average statutory tax rate on foreign income before income taxes	100,297	100,411
Permanent differences:
Change in valuation allowance	9,956	(254)
Expiration and changes in tax loss carryforwards	865	3,784
Venezuela and Argentina remeasurement and inflationary impacts	(2,646)	(16,234)
Non-deductible expenses	17,029	15,548
Tax benefits and Non-taxable income	(19,845)	(12,826)
Income taxes withholdings on intercompany transactions	10,520	9,704
Differences including exchange rate, inflation adjustment and filing differences	(7,849)	(5,586)
Alternative Taxes	1,120	2,109
Others	456	(954)
Income tax expense, net	$109,903	$95,702

The tax effects of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities as of December 31, 2025 and 2024 are presented below:

	2025	2024
Tax loss carryforwards (i)	$165,311	$145,977
Purchase price allocation adjustment	11,395	10,042
Property and equipment, tax inflation adjustment	55,386	48,135
Other accrued payroll and other liabilities	58,768	41,116
Provision for contingencies, bad debts and obsolescence	24,966	15,899
Other deferred tax assets (ii)	25,169	29,316
Other deferred tax liabilities	(4,194)	(4,061)
Leases (iii)	36,595	27,052
Property and equipment - difference in depreciation rates	(36,093)	(20,375)
Valuation allowance (iv)	(235,810)	(204,898)
Net deferred tax asset	$101,493	$88,203

(i)Changes in tax loss carryforwards for the year relate to the generation of NOLs. As of December 31, 2025, the Company and its subsidiaries have accumulated NOLs amounting to $573,097. The Company has NOLs amounting to $212,245 expiring between 2026 and 2030, $166,445 expiring after 2030, and $194,407 that do not expire.
(ii)Other deferred tax assets reflect the net tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes (accounting base) and the amounts used for income tax purposes (tax base). As of December 31, 2025 and 2024, this item includes: provision for regular expenses for $14,390 and $13,940, respectively, in Brazil, Colombia, Mexico, Panama and Venezuela.
(iii)As of December 31, 2025 and 2024, this item includes difference in depreciation of net leases (related to differences between ASC842 and local tax regulation) in Brazil; assets of $241,456 and $200,047 and liabilities of $204,861 and $172,995, respectively.
(iv)In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

The net deferred tax asset of $101,493 as of December 31, 2025, is presented in the consolidated balance sheet as non-current asset and non-current liability amounting to $104,250 and $2,757, respectively.

The net deferred tax asset of $88,203 as of December 31, 2024, is presented in the consolidated balance sheet as non-current asset and non-current liability amounting to $90,287 and $2,084, respectively.

Deferred income taxes have not been recorded for temporary differences related to investments in certain foreign subsidiaries. These temporary differences, comprise undistributed earnings considered permanently invested in subsidiaries amounting to $423,828 as of December 31, 2025. Determination of the deferred income tax liability on these unremitted earnings is not practicable because such liability, if any, is dependent on circumstances existing if and when remittance occurs.

As of December 31, 2025, and 2024, the Company has not identified unrecognized tax benefits that would favorably affect the effective tax rate if resolved in the Company’s favor.

The Company account for uncertain tax positions by determining the minimum recognition threshold that a tax position is required to meet before being recognized in the financial statements. This determination requires the use of significant judgment in evaluating the tax positions and assessing the timing and amounts of deductible and taxable items. The Company is regularly under audit in multiple tax jurisdictions and is currently under examination in several jurisdictions. The Company is generally no longer subject to income tax examinations by tax authorities for years prior to 2019.

As of December 31, 2025, there are certain matters related to the interpretation of income tax laws which could be challenged by tax authorities in an amount of $175 million, related to assessments for the fiscal years 2009 to 2017. No formal claim has been made for fiscal years within the statute of limitation by Tax authorities in any of the mentioned matters, however those years are still subject to audit and claims may be asserted in the future.

It is reasonably possible that, as a result of audit progression within the next 12 months, there may be new information that causes the Company to reassess the tax positions because the outcome of tax audits cannot be predicted with certainty. While the Company cannot estimate the impact that new information may have on their unrecognized tax benefit balance, it believes that the liabilities recorded are appropriate and adequate as determined under ASC 740.

The income taxes paid for fiscal year 2025 including amounts related to current tax obligations are presented below:

	2025
	Amount	Percent
Brazil	$56,520	48.7%
Mexico	27,007	23.3%
Argentina	6,520	5.6%
Others	26,094	22.5%
Total	$116,141	100.0%